Voya Government Money Market Fund Annual Fund Operating Expenses - Voya Government Money Market Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.35%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	1.35%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	0.35%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.35%
Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.35%

[1]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.35%, 1.35%, 0.35%, 0.35%, and 0.35% for Class A, Class C, Class I, Class R6 and Class W shares, respectively, through August 1, 2026. The expense limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board of Trustees (the “Board”) who are not “interested persons,” as that term is defined in the 1940 Act, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. The Investment Adviser and distributor are contractually obligated to waive a portion of their management fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Fund to the extent necessary to assist the Fund in maintaining a yield of not less than zero through August 1, 2026. There is no guarantee that the Fund will maintain such a yield. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Fund on that day. Termination or modification of these obligations requires approval by the Fund’s Board.